Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14 – RELATED PARTIES

A.	Transactions and balances with related parties

	Year ended December 31
	2020	2019
General and administrative expenses:
Directors compensation	175	-
	175	-

Financing:
Financing expense	133	13
Financing income	75	-

B.	Balances with related parties:

	As of December 31,
	2020	2019
Other accounts liabilities	19	-
Stockholders loans	268	925
Convertible loans	972	-

C.	On April 12, 2020, effective as of March 1, 2020, the Board of Directors approved the payment of certain fees to directors in the amounts of $4.98, $4.98 and $6.95 per month to Yariv Alroy, Sagiv Aharon and Erez Nachtomy (each, an "Active Director"), respectively. On April 12, 2020, the Company also enacted a policy to pay each director (that is not otherwise an Active Director) an amount of $1.5 for each calendar quarter and $0.40 for attendance of each meeting of the board of directors. These amounts are exclusive of Israeli VAT if applicable.